Risk and Capital Management - Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Financial assets	R$ 1,851,322	R$ 1,501,481
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Expected Credit Loss	(51,480)	(40,247)
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Pessimistic Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Expected Increase Decrease In Expected Credit Loss	(830)	(328)
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Base Case Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Expected Increase Decrease In Expected Credit Loss	491	13
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Optimistic Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Expected Increase Decrease In Expected Credit Loss	1,416	193
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Loan And Lease Operations And Other Securities [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios [Line Items]
Financial assets	R$ 951,343	R$ 793,610